INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of income tax expense

	Year ended 31 December
CHF in millions	2025	2024	2023
Current income tax expense	(18.3)	(20.6)	(17.3)
Current income tax benefit (expense) of prior periods	(4.5)	(19.2)	1.0
Deferred income tax benefit	42.7	56.5	76.2
Total income tax benefit	19.9	16.7	59.9

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate

	Year ended 31 December
CHF in millions	2025	2024	2023
Income (loss) before income taxes	(128.4)	(378.5)	(372.1)
Domestic income tax rate	18.3%	18.3%	18.4%
Expected income tax benefit /(expense)	23.5	69.4	68.4
Effect of income taxed at differing tax rates	(4.2)	5.0	(3.7)
Non-deductible items	(0.6)	(18.4)	(9.9)
Non-taxable income	—	—	0.1
Effect of changes in recognition of deferred tax assets	(0.6)	(0.6)	3.2
Adjustments to deferred tax balances arising from tax rate changes	0.7	—	0.5
Adjustments recognised for current and deferred tax of prior periods	0.8	(40.3)	1.0
Other effects	0.3	1.6	0.3
Total income tax benefit	19.9	16.7	59.9

Disclosure of deferred tax assets and deferred tax liabilities
Deferred tax assets and liabilities by origin of the temporary difference:

	31 December 2025
CHF in millions	Assets	Liabilities
Intangible assets	—	74.2
Property, plant and equipment	—	23.5
Unrealised foreign exchange results	5.8	77.0
Derivatives	86.4	0.1
Receivables	—	2.2
Right-of-use assets	—	—
Deferred revenue	0.1	16.8
Employee benefit obligations	0.2	—
Provisions	1.9	0.3
Lease liabilities	—	—
Other	0.1	0.4
Total	94.5	194.5
Netting of deferred tax assets and liabilities	79.2	(79.2)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred tax assets	15.3	—
Deferred tax liabilities	—	115.4

	31 December 2024
CHF in millions	Assets	Liabilities
Intangible assets	—	135.2
Property, plant and equipment	—	34.2
Unrealised foreign exchange results	26.5	—
Derivatives	—	4.8
Receivables	—	3.9
Right-of-use assets	20.4	—
Deferred revenue	0.1	20.1
Employee benefit obligations	1.4	—
Provisions	8.9	0.3
Lease liabilities	—	1.0
Other	0.1	0.4
Tax net operating loss carry forward	0.4	—
Total	57.8	199.9
Netting of deferred tax assets and liabilities	34.2	(34.1)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred tax assets	23.6	—
Deferred tax liabilities	—	165.8
Net change in deferred tax assets and liabilities

CHF in millions	2025	2024	2023
Opening balance at the beginning of the period 1 January	142.2	206.7	294.7
Changes recognised in the consolidated statements of income or loss	(42.7)	(56.6)	(76.2)
Changes recognised in the consolidated statements of comprehensive income or loss	0.6	(1.2)	(5.4)
Changes recognised in the consolidated statements of changes in equity	—	(7.9)	(8.9)
Change in scope of consolidation/goodwill adjustment	—	—	3.7
Foreign currency effects	—	1.2	(1.2)
Closing balance at the end of the period 31 December	100.1	142.2	206.7

Disclosure of unused tax losses for which no deferred tax asset recognised
As of 31 December 2025 and 31 December 2024 Sunrise has the following unused tax loss carryforwards for which no deferred tax assets are recognised:

	31 December
CHF in millions	2025	2024
Due to expire within 1 year	—	—
Due to expire within 2 to 7 years	—	16.5
Amount not due to expire	—	—
Total	—	16.5